Significant Production And Growth Asset Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Detail) - Tellurian Inc [Member] $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of detailed information about assets acquisition assets acquired and liabilities assumed [line items]
Cash and cash equivalents	$ 24
Receivables	32
Other financial assets	6
Property, plant and equipment	1,367
Intangible assets	6
Lease assets	172
Other assets	62
Payables	(46)
Other financial liabilities	(56)
Provisions	(152)
Tax payable	(2)
Lease liabilities	(178)
Interest-bearing liabilities	(169)
Fair value of net identifiable assets on acquisition	1,066
Acquisition cost
Cash paid for shares	876
Loan facility	146
Payments for employee related awards	32
Transaction costs	12
Total acquisition cost	$ 1,066